Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn ¹			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Normandy Mortgage Loan Trust, Series 2013-19

CIK # Not Applicable
		HUD	517	$138,529,364.78	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	122	$31,489,256.45	22.73%	3	$820,688.32	0.59%	0	$0.00	0.00%
Total			517	$138,529,364.78	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	122	$31,489,256.45	22.73%	3	$820,688.32	0.59%	0	$0.00	0.00%

¹	As disclosed in Q32015 filing 125 assets were reported in Dispute. As of 12/31/2015, 122 of the assets continue to be in Dispute and 3 assets were Withdrawn as the seller and purchaser resolved the outstanding issues.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.